Fair Value Measurements - Summary of key inputs into the monte carlo simulation model for the private placement warrants and public warrants (Details)		3 Months Ended		4 Months Ended	6 Months Ended
	Oct. 09, 2020 USD ($) $ / shares	Sep. 26, 2021	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Oct. 09, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility		40.30%
Exercise price						$ 11.50
Measurement Input, Exercise Price | Empower Ltd [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.45%		0.98%	0.51%	0.88%
Trading days per year | $	252		252	252	252
Expected volatility	17.50%		17.40%	16.50%	27.20%
Exercise price	$ 11.50		$ 11.50	$ 11.50	$ 11.50
Stock price	$ 9.54		$ 9.98	$ 10.01	$ 10.01